Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

6 - GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following is a summary of activity in goodwill for the three and nine months ended September 30, 2024 and 2023:

September 30, 2024
Balance at December 31, 2023	$4,797,078
Foreign exchange transactions	16,156
Balance at March 31, 2024	4,813,234
Foreign exchange transaction	(20,085)
Balance at June 30, 2024	4,793,149
Foreign exchange transaction	283,642
Balance at September 30, 2024	$5,076,791

September 30, 2023
Balance at December 31, 2022	$4,576,572
Foreign exchange transaction	(18,790)
Balance at March 31, 2023	4,557,782
Foreign exchange transaction	235,329
Balance at June 30, 2023	4,811,901
Foreign exchange transaction	68,492
Balance at September 30, 2023	$4,626,274

Intangibles

Intangible assets consist of the following:

	As of September 30, 2024
	Amortization Period	Costs as of January 1, 2024	Additions	Disposals	Ending Costs	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5-15 years	$7,332,227	$174,258	$-	$7,506,485	$(6,748,788)	$-	$757,697
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assts	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,317,199	$174,258	$-	$13,491,457	$(11,272,850)	$(1,460,910)	$757,697

	As of December 31, 2023
	Amortization	Costs as of January 1,			Ending	Accumulated	Accumulated	Net Book
	Period	2023	Additions	Disposals	Costs	Amortization	Impairment	Value
Patents	5-15 years	$7,220,776	$111,451	$-	$7,332,227	$(6,703,750)	$-	$628,477
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assts	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,205,748	$111,451	$-	$13,317,199	$(11,227,812)	$(1,460,910)	$628,477

Intangible assets primarily consist of patents, patent applications, and in-process research and development (“IPR&D”) and other identifiable intangible assets. Intangible assets are generally amortized on a straight-line basis over the periods of benefit. The Company’s patents have estimated remaining economic useful lives ranging from 5-15 years. Management reviews intangible assets for impairment when events and circumstances warrant. During the nine months ended September 30, 2024 and 2023, no events have occurred that required additional impairment of intangible assets.

Intangible asset amortization expense, for the three months ended September 30, 2024 and 2023 totaled approximately $11,000 and $534,000, respectively.

Intangible asset amortization expense, for the nine months ended September 30, 2024 and 2023 totaled approximately $39,000 and $553,000, respectively.

Future estimated amortization expense for the Company’s intangible assets is approximately as follows:

Future estimated amortization as of September 30, 2024
Remainder of 2024	$13,447
2025	55,444
2026	55,444
2027	55,444
2028	55,444
Thereafter	522,474
$757,697

5 - GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following is a summary of activity in goodwill for the years ended December 31, 2023 and 2022:

Balance at December 31, 2021	$5,124,398
Foreign exchange transactions	(547,826)
Balance at December 31, 2022	$4,576,572
Foreign exchange transaction	220,506
Balance at December 31, 2023	$4,797,078

Intangible assets consist of the following:

	As of December 31, 2023
	Amortization Period	Beginning Cost	Additions	Disposals	Ending Cost	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5 - 15 years	$7,220,776	$111,450	-	$7,332,226	$(6,703,750)	$-	$628,477
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$13,205,748	$111,450	$-	$13,317,198	$(11,227,812)	$(1,460,910)	$628,477

	As of December 31, 2022
	Amortization Period	Beginning Cost	Additions	Disposals	Ending Cost	Accumulated Amortization	Accumulated Impairment	Net Book Value
Patents	5 - 15 years	$7,002,280	$218,496	-	$7,220,776	$(6,156,164)	$-	$1,064,612
IPR&D	5 years	5,015,694	-	-	5,015,694	(3,554,784)	(1,460,910)	-
Other intellectual assets	5 years	969,278	-	-	969,278	(969,278)	-	-
Intangible assets, net		$12,987,252	$218,496	$-	$13,205,748	$(10,680,226)	$(1,460,910)	$1,064,612

Intangible assets primarily consist of patents, patent applications, and in-process research and development (“IPR&D”) and other identifiable intangible assets. Intangible assets are generally amortized on a straight-line basis over the periods of benefit. The Company’s patents have estimated remaining economic useful lives ranging from 5-15 years. Management reviews intangible assets for impairment when events and circumstances warrant. During the year ended December 31, 2023, no events have occurred that required impairment of intangible assets.

Intangible asset amortization expense, including impairment charges, for the years ended December 31, 2023 and 2022 totaled $547,586 and $1,228,336, respectively. Future estimated amortization expense for the Company’s intangible assets is approximately as follows:

Future estimated amortization as of December 31, 2023:
2024	$52,549
2025	52,549
2026	52,549
2027	52,549
2028	52,549
Thereafter	365,733
$628,478